Equity Method Investments - Equity Method Investments At Cost and Carrying Value (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 48,803	$ 52